Needham Small Cap Growth Fund
Schedule of Investments
September 30, 2021 (Unaudited)

		Shares	Value
	Common Stocks (95.6%)
	Aerospace & Defense (1.5%)
	HEICO Corp.	35,100	$4,628,637
	Banks (1.1%)
	Bank of Hawaii Corp.	40,000	3,286,800
	Chemicals (0.6%)
	Aspen Aerogels, Inc. (a)	310,000	14,263,100
	Flotek Industries, Inc. (a)	1,500,000	1,890,000
			16,153,100
	Commercial Services & Supplies (1.2%)
	ACV Auctions, Inc. - Class A (a)	200,000	3,578,000
	Communications Equipment (5.4%)
	ADTRAN, Inc.	375,000	7,035,000
	Casa Systems, Inc. (a)	144,000	976,320
	Infinera Corp. (a)	1,000,000	8,320,000
			16,331,320
	Consumer Finance (3.0%)
	LendingTree, Inc. (a)	64,000	8,949,120
	Electronic Equipment, Instruments & Components (14.5%)
	Akoustis Technologies, Inc. (a)(b)	1,200,000	11,640,000
	Arlo Technologies, Inc. (a)	220,000	1,410,200
	Frequency Electronics, Inc. (a)(d)	510,492	5,309,117
	II-VI, Inc. (a)	80,000	4,748,800
	nLight, Inc. (a)	133,000	3,749,270
	Vishay Intertechnology, Inc.	330,000	6,629,700
	Vishay Precision Group, Inc. (a)(b)	286,500	9,961,605
			43,448,692
	Health Care Equipment & Supplies (6.9%)
	Sientra, Inc. (a)	1,365,000	7,821,450
	ViewRay, Inc. (a)	1,810,000	13,050,100
			20,871,550
	IT Services (4.4%)
	BigCommerce Holdings, Inc. - Series 1 (a)	110,000	5,570,400
	Limelight Networks, Inc. (a)(b)	3,250,000	7,735,000
			13,305,400
	Life Sciences Tools & Services (7.1%)
	Fluidigm Corp. (a)	3,225,000	21,252,750
	Oil, Gas & Consumable Fuels (0.7%)
	Navigator Holdings, Ltd. (Marshall Islands) - ADR (a)	250,000	2,225,000
	Pharmaceuticals (0.2%)
	Agile Therapeutics, Inc. (a)	735,000	706,409
	Semiconductors & Semiconductor Equipment (22.5%)
	Advanced Energy Industries, Inc.	50,000	4,387,500
	AXT, Inc. (a)	600,000	4,998,000
	Brooks Automation, Inc.	60,000	6,141,000
	Cohu, Inc. (a)	30,000	958,200
	Everspin Technologies, Inc. (a)	300,000	1,944,000
	FormFactor, Inc. (a)(b)	162,500	6,066,125
	MKS Instruments, Inc.	58,000	8,752,780
	NeoPhotonics Corp. (a)	800,000	6,968,000
	PDF Solutions, Inc. (a)	395,000	9,100,800
	Photronics, Inc. (a)	696,500	9,493,295
	Veeco Instruments, Inc. (a)	400,000	8,884,000
			67,693,700
	Software (18.5%)
	8x8, Inc. (a)	150,000	3,508,500
	Benefitfocus, Inc. (a)	1,085,000	12,043,500
	Cornerstone OnDemand, Inc. (a)	200,000	11,452,000
	Duck Creek Technologies, Inc. (a)	15,000	663,600
	Everbridge, Inc. (a)	15,000	2,265,600
	Sumo Logic, Inc. (a)	600,000	9,672,000
	Telos Corp. (a)	345,000	9,804,900
	Yext, Inc. (a)	510,000	6,135,300
			55,545,400
	Technology Hardware, Storage & Peripherals (2.6%)
	Intevac, Inc. (a)(d)	1,637,150	7,825,577
	Thrifts & Mortgage Finance (0.7%)
	New York Community Bancorp, Inc.	150,000	1,930,500
	Total Common Stocks
	(Cost $264,182,986)		$287,731,955

	Short-Term Investments (5.2%)
	Money Market Fund (5.2%)
	Dreyfus Treasury Securities Cash Management - Institutional Class, 0.01% (c)
	(Cost $15,668,556)	15,668,556	15,668,556

	Total Investments (100.8%)
	(Cost $279,851,542)		303,400,511
	Liabilities in Excess of Other Assets (-0.8%)		(2,544,872)
	Net Assets (100.0%)		$300,855,639

	Percentages are stated as a percent of net assets.
	Industry classifications may be different than those used for compliance purposes.
(a)	Non-income producing security.
(b)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,422,920.
(c)	Rate shown is the seven-day yield as of September 30, 2021.
(d)	Affiliated security. Please refer to Note 3.
ADR	American Depositary Receipt
	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	99.3%
	Marshall Islands	0.7%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 5.2%